Basis of presentation and summary of significant accounting policies	9 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies

3. Basis of presentation and summary of significant accounting policies

The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals and estimates that impact the financial statements) considered necessary to present fairly the Company’s financial position as of March 31, 2023 and its results of operations for the three and nine months ended March 31, 2023 and 2022 and cash flows for the nine months ended March 31, 2023 and 2022. Operating results for the three and nine months ended March 31, 2023, are not necessarily indicative of the results that may be expected for the year ending June 30, 2023. The unaudited interim condensed consolidated financial statements, presented herein, do not contain the required disclosures under U.S. GAAP for annual financial statements. The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and related notes as of and for the year ended June 30, 2022.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the accounts of Renalytix plc, and its wholly-owned subsidiaries, Renalytix AI, Inc. and Renalytix AI Limited. All inter-company balances and transactions have been eliminated in consolidation. The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant areas that require management’s estimate include the assumptions used in determining the fair value of share-based awards, determining the fair value of the bonds, recording the prepaid/accrual and associated expense for research and development activities performed for the Company by third parties, determining useful lives of property and equipment and capitalized software, the assessment of noncontrolling interest and equity method investments.

Segment information

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is to make significant improvements in kidney disease diagnosis and prognosis, clinical care, patient stratification for drug clinical trials, and drug target discovery.

Foreign currency

The Company’s consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of Renalytix plc and Renalytix AI Limited is GB Pounds. The functional currency of Renalytix AI, Inc. is the U.S. dollar. Assets and liabilities of Renalytix plc and Renalytix AI Limited are translated at the rate of exchange at period-end, while the statements of operations are translated at the weighted average exchange rates in effect during the reporting period. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss). Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in income in the period in which the change occurs and reported in the consolidated statements of operations and comprehensive loss.

Concentrations of credit risk and major customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable balances. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and are not exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships and has not experienced any losses on such accounts.

The Company’s accounts receivable are derived from revenue earned from customers located in the U.S. For the nine months ended March 31, 2023, approximately 73% of all receivables related to Mount Sinai, approximately 15% of all receivables related to Medicare claims and the remaining 12% of receivables were due from other party payors. For the nine months ended March 31, 2022, 99% of all receivables were outstanding from two customers, Mount Sinai and AstraZeneca, the remaining receivables were due from other third party payors. The Company performs initial and ongoing credit reviews on customers, which involve consideration of the customers’ financial information, their location, and/or other factors to assess the customers’ ability to pay.

Fair value of financial instruments

At March 31, 2023 and June 30, 2022, the Company’s financial instruments included accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses and other current liabilities. The carrying amounts of these assets and liabilities approximates fair value due to their short-term nature. The convertible notes are recorded at their estimated fair value.

Fair value option

Under the Fair Value Option Subsections of ASC subtopic 825-10, Financial Instruments – Overall, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings (see Note 5). The Company has elected to measure and record the convertible notes at their estimated fair value.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. As of March 31, 2023, the Company had a cash balance of $33.0 million. As of June 30, 2022, the Company had a cash balance of $41.3 million.

Accounts receivable

Accounts receivable are recorded at the invoice amount and are non-interest bearing. The Company considers receivables past due based on the contractual payment terms. The Company reserves specific receivables if collectability is no longer reasonably assured. Estimates for allowances for doubtful accounts are determined based on existing contractual obligations, historical payment patterns, and individual customer circumstances. No reserves have been recorded as of March 31, 2023 or June 30, 2022.

Property and equipment

Property and equipment are recorded at cost. Depreciation is determined using the straight-line method over the estimated useful lives ranging from three to ten years. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.

Leases

Effective July 1, 2022, the Company adopted Accounting Standards Codification (“ASC”), Topic 842, Leases (“ASC 842”), using the required modified retrospective approach and utilizing the effective date as its date of initial application.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Most leases with a term greater than one year are recognized on the balance sheet as right-of-use assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet, leases with terms of one year or less. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as incentives received, initial direct costs, or prepayments. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g., land, building, etc.), non-lease components (e.g., common area maintenance, consumables, etc.), and non-components (e.g., property taxes, insurance, etc.). Then the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components.

Upon adoption, the Company did elect the package of practical expedients and the hindsight practical expedient but did not elect the easement practical expedient which is not applicable to the Company as the Company does not have any ground leases. In accordance with the package of practical expedients, the Company has not reassessed any of their existing or expired contracts or any other agreements that were previously concluded to not contain a lease for the following practical expedient guidance: (1) whether the arrangement is or contains a lease, (2) lease classification and (3) whether previously capitalized costs continue to qualify as initial direct costs.

Performance of contract liability to affiliate

In May 2020, the Company and the Icahn School of Medicine at Mount Sinai entered into an operating agreement (“Kantaro Operating Agreement”) to form a joint venture, Kantaro Biosciences LLC (“Kantaro”), for the purpose of developing and commercializing laboratory tests for the detection of antibodies against SARS-CoV-2 originally developed by Mount Sinai. Kantaro has partnered with Bio-Techne Corporation to develop and launch the new test which is designed for use in any authorized clinical testing laboratory without the need for proprietary equipment. On December 31, 2022, the members and managers of Kantaro decided that it was in the best interest of Kantaro to wind up the Kantaro business. As part of the termination agreement, the members agreed that Renalytix has no further liability to perform services on behalf of Kantaro. During the three months ended March 31, 2023 the Company did not recognize contra expense related to performance of the contract liability due to the impending dissolution of Kantaro in the second calendar quarter of 2023. During the nine months ended March 31, 2023, the Company recognized $0.02 million, related to the performance of the contract liability with Kantaro. During the three and nine months ended March 31, 2022, the Company recognized $0.03 million and $0.16 million, respectively, related to the performance of the contract liability with Kantaro. This represents the allocation of costs for performing services on behalf of Kantaro.

Equity method investments

The Company accounts for equity investments where it owns a non-controlling interest, but has the ability to exercise significant influence, under the equity method of accounting. Under the equity method of accounting, the original cost of the investment is adjusted for the Company’s share of equity in the earnings of the equity investee and reduced by dividends and distributions of capital received, unless the fair value option is elected, in which case the investment balance is marked to fair value each reporting period and the impact of changes in fair value of the equity investment are reported in earnings.

Kantaro Biosciences LLC

As the Company can exert significant influence over, but does not control, Kantaro’s operations through voting rights or representation on Kantaro’s board of directors, the Company accounts for this investment using the equity method of accounting. The Company records its share in Kantaro’s earnings and losses in the condensed consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognize an impairment loss to adjust the investment to its then-current fair value. The Company owned 25% of the membership equity units in Kantaro at March 31, 2023 and June 30, 2022. On December 31, 2022, the members and managers of Kantaro decided that it was in the best interest of Kantaro to wind up the business and unanimously signed a termination agreement. As part of the termination agreement, the members agreed to wind up Kantaro's business and dissolve it promptly after the effective date of the termination agreement. As of March 31, 2023, the Kantaro wind up was still in progress.

Impairment assessment

The Company evaluates its investments that are in unrealized loss positions, if any, and equity method investments for other-than-temporary impairment on a quarterly basis (see note 3). Such evaluation involves a variety of considerations, including assessments of the risks and uncertainties associated with general economic conditions and distinct conditions affecting specific issuers or investees. Factors considered by the Company include (i) the length of time and the extent to which an investment’s fair value has been below its cost; (ii) the financial condition, credit worthiness, and near-term prospects of the issuer; (iii) the length of time to maturity; (iv) future economic conditions and market forecasts; (v) the Company’s intent and ability to retain its investment for a period of time sufficient to allow for recovery of market value; (vi) an assessment of whether it is more likely than not that the Company will be required to sell its investment before recovery of market value; and (vii) whether events or changes in circumstances indicate that the investment’s carrying amount might not be recoverable.

Software development costs

The Company follows the provisions of ASC 985, Software, which requires software development costs for software to be marketed externally to be expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the software is available for general release and amortized over its estimated useful life of ten years. Technological feasibility is established upon the completion of a working model that has been validated.

Revenue recognition

The Company accounts for revenue under ASC 606 – Revenue from Contracts with Customers (“ASC 606”). Pursuant to ASC 606, the Company recognizes revenue when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services that it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. Certain contracts have options for the customer to acquire additional services. The Company evaluates these options to determine if a material right exists. If, after that evaluation, it determines a material right does exist, it assigns value to the material right based upon the renewal option approach. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied. The Company uses present right to payment and customer acceptance as indicators to determine the transfer of control to the customer occurs at a point in time. Sales tax and other similar taxes are excluded from revenues.

Cost of revenue

Cost of revenue consists of costs directly attributable to the services rendered, including labor costs and lab consumables directly related to revenue generating activities.

Research and development expenses

Research and development costs consist primarily of costs incurred in connection with the development of KidneyIntelX and other studies for KidneyIntelX to determine clinical value and performance in different CKD populations. Research and development costs are expensed as incurred.

Share-based compensation

The Company measures equity classified share-based awards granted to employees and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. Restricted stock units are measured at the fair value of our American Depositary Shares on the date of grant. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the option, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield. The Company was a privately-held organization prior to November 2018 and has been a publicly-traded company for a limited period of time and therefore lacks company-specific historical and implied volatility information for its shares. Therefore, it estimates its expected share price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is none based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

The Company classifies share-based compensation expense in its condensed consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Income taxes

Income taxes are accounted for under the asset and liability method as required by FASB ASC Topic 740, Income Taxes (ASC 740). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A reduction in the carrying value of the deferred tax assets is required when it is not more likely than not that such deferred tax assets are realizable.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes(ASC 740-10), defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with U.S. GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of income tax expense.

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity that result from transactions and economic events other than those with shareholders. For the periods presented changes in shareholders’ equity includes foreign currency translation as well as changes in fair value of the convertible note due to changes in instrument specific credit risk. The change in instrument specific credit risk was calculated as the change in the risk yield from the convertible debt issuance date to the valuation date. The instrument specific credit risk at issuance date was calibrated such that the fair value of the convertible bond was equal to the issue price as of the issuance date. The risk yield was adjusted to reflect the change in credit spreads between the issuance date and the valuation date.

Net loss per ordinary share

Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options and convertible debt which would result in the issuance of incremental ordinary shares.

The dilutive effect of convertible securities is calculated using the if-converted method. Under the if-converted method, interest charges applicable to the convertible debt as well as nondiscretionary adjustments which include any expenses or charges that are determined based on the income (loss) for the period are added back to net income. The convertible debt is assumed to have been converted at the beginning of the period (or at time of issuance, if later).

For the quarter ended March 31, 2023, the diluted and basic net loss per share calculation excluded 4,958,513 shares related to stock options, as the exercise price of these options was greater than their market value. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.

Emerging growth company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). Under the JOBS Act, companies have extended transition periods available for complying with new or revised accounting standards. The Company has elected to avail itself of this exemption and, therefore, while the Company is an emerging growth company it will not be subject to new or revised accounting standards at the same time that they become applicable to other public emerging growth companies that have not elected to avail themselves of this exemption.

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. The new guidance will be effective for the Company on July 1, 2023. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU2020-06”). ASU 2020-06 eliminates two of the three models in ASC 470-20 that require issuers to separately account for embedded conversion features and eliminates some of the requirements for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of potential share settlement for instruments that may be settled in cash or shares. It is effective for annual periods beginning after December 15, 2023, and interim periods therein. The Company evaluated the effect ASU 2020-06 and it is not expected to have a material impact on the consolidated financial statements.